VOYAGE REVENUES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) Vessel Contract Period	Jun. 30, 2018 USD ($)
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 154,444	$ 140,030
Future Minimum Revenues [Abstract]
2019	12,265
2020	13,110
2021	7,315
Future minimum revenues	$ 32,690
Number of time charter contracts | Contract	5
Number of vessels out on a time charter contract | Vessel	1
Number of committed time charter contracts with duration into 2020 and 2021 | Contract	2
Number of contracts that expires in 2021 | Contract	1
Number of optional periods for expires in 2021 | Period	2
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 138,869	126,243
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Total Voyage Revenues	$ 15,575	$ 13,787